Segment and Geographic Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment and Geographic Reporting	Segment and Geographic Reporting
The Company’s businesses are organized and managed into segments based on similarities in products and services. Segment determination reflects how the chief operating decision-maker (“CODM”) evaluates the Company’s operations for decision-making operating decisions and performance assessment. Effective July 1, 2025, the Company realigned its organizational structure and now identifies multiple operating segments, which are aggregated into two reportable segments: (i) Datacenter & Communications, and (ii) Industrial. In accordance with ASC 280 “Segment Reporting,” the aggregation of the company’s segments is based on similarities in economic characteristics, product and service types, production processes, type or class of customers, and distribution methods. Previously, financial results had been reported in the following three segments: (i) Networking, (ii) Materials, and (iii) Lasers. Comparative prior period segment information has been recast to conform to the new segments.
The Datacenter & Communications segment has locations in the United States, Australia, China, Germany, Malaysia, South Korea, Sweden, Switzerland, Thailand, the Philippines and Vietnam. This segment sells primarily into the datacenter and communications market, including transceivers, systems, subsystems, modules, components, optics, and semiconductor devices.
The Industrial segment has locations in the United States, China, Finland, Germany, Italy, Japan, Malaysia, Singapore, South Korea, Spain, Sweden, Taiwan, the Philippines, the United Kingdom and Vietnam. This segment sells primarily into the industrial market, which includes lasers, systems, optics, components and materials for semiconductor and display capital equipment, precision manufacturing, life sciences, consumer electronics, scientific research and automotive and market applications.
Our CODM receives and reviews financial information based on the operating segments that are aggregated into the two reportable segments. Our CODM evaluates each segment’s performance and allocates resources based on segment revenue and segment profit, as our CODM believes segment profit is a more comprehensive profitability measure for each operating segment. Our CODM is regularly provided with segment revenue and segment profit information to assess performance of each segment. Segment profit includes operating expenses directly managed by operating segments, including research and development, direct sales, marketing and administrative expenses. Segment profit does not include share-based compensation, acquisition or integration related costs, amortization and impairment of acquisition-related intangible assets, restructuring charges, impairment charges on assets held-for-sale, gain on sale of businesses and certain other charges or gains. Additionally, we do not allocate Corporate strategic research and development, strategic marketing and sales expenses and shared general and administrative expenses, as these expenses are not directly attributable to our operating segments. The segments are managed separately due to the unique products and markets that each serves. The Company derives its reportable segment results based on how financial information is reported and aggregated within its management reporting system. The CODM uses segment profit as a key metric in the forecasting process and in making decisions related to capital allocation and resource deployment across segments. The accounting policies are consistent across each segment. Assets by segment are not a measure used to assess the performance of the company by the CODM and thus are not reported in our disclosures.
The following table summarizes selected financial information of our operations by segment and reconciles segment profit to consolidated earnings (loss) before income taxes for the periods presented ($000):

	Year Ended June 30,
	2025	2024	2023
Segment revenue
Datacenter & Communications	$3,755,164	$2,631,369	$2,966,426
Industrial	2,054,951	2,076,319	2,193,674
Total segment revenue	5,810,115	4,707,688	5,160,100

Intersegment revenue
Datacenter & Communications	38,584	36,504	40,210
Industrial	77,108	55,098	34,987
Elimination of intersegment revenue	(115,692)	(91,602)	(75,197)
Total intersegment revenue	—	—	—

Segment cost of goods sold and operating expenses (1)
Datacenter & Communications	2,889,961	2,167,905	2,302,216
Industrial	1,724,569	1,833,711	1,821,430
Total segment cost of goods sold and operating expenses	4,614,530	4,001,616	4,123,646

Segment profit
Datacenter & Communications	903,787	499,968	704,420
Industrial	407,490	297,706	407,231
Total segment profit	1,311,277	797,674	1,111,651

Unallocated Corporate expenses
Corporate and centralized function costs (2)	(274,333)	(179,624)	(184,479)
Share-based compensation	(160,972)	(126,895)	(149,631)
Restructuring costs (3)	(160,081)	(27,054)	(119,101)
Impairment of assets held-for-sale	(84,988)	—	—
Integration, site consolidation and other costs (4)	(38,237)	(79,820)	(81,503)
Amortization of intangibles	(302,788)	(288,160)	(414,125)
Interest expense	(243,251)	(288,475)	(286,872)
Purchase accounting adjustments	—	—	(157,500)
Transaction costs	—	—	(38,652)
Other (income) expense, net	47,554	44,707	(31,566)
Other	—	—	(3,780)
Earnings before income taxes	$94,181	$(147,647)	$(355,558)
(1)The significant expense category amount aligns with the segment-level information that is regularly provided to the CODM. Segment cost of goods sold and operating expenses primarily include manufacturing costs, labor and research and development costs, and exclude expenses and credits that are included in the Unallocated corporate expenses category.
(2)We do not allocate corporate and centralized function costs that are not directly attributable to our operating segments.
(3)See Note 20. Restructuring Plans for further information.
(4)Integration and site consolidation costs in the year ended June 30, 2025 includes $35 million in consulting and legal costs related to projects to integrate recent acquisitions into common technology systems and simplify legal entity structure, $2 million of employee severance and retention costs related to sites being shut down as part of our Synergy and Site Consolidation Plan, and $1 million of executive transition costs. Integration and site consolidation costs in the year ended June 30, 2024 primarily include $40 million in consulting costs related to projects to integrate recent acquisitions into common technology systems and simplify legal entity structure, and $40 million of employee severance and retention and other costs related to sites being shut down as part of our 2023 Restructuring Plan or Synergy and Site Consolidation Plan. Integration and site consolidation costs in the year ended June 30, 2023 primarily include $46 million in consulting costs related to projects to integrate recent acquisitions into common technology systems and simplify legal entity structure, and $36 million of employee severance and retention and other costs related to sites being shut down as part of our 2023 Restructuring Plan or Synergy and Site Consolidation Plan.
The following tables summarizes depreciation and amortization by segment ($000):

	Year Ended June 30,
Depreciation and amortization	2025	2024	2023
Datacenter & Communications	$209,293	$213,693	$247,771
Industrial	339,377	340,601	427,819
Corporate and shared services	4,928	5,467	6,097
Total depreciation and amortization	$553,598	$559,761	$681,687

Geographic information for revenues by location of the customer’s headquarters were as follows ($000):

	Revenues
Year Ended June 30,	2025	2024	2023
North America	$3,564,846	$2,622,569	$2,745,891
Europe	698,800	714,282	979,911
China	680,110	621,918	577,180
Japan	390,610	340,863	392,479
Rest of World	475,749	408,056	464,639
Total	$5,810,115	$4,707,688	$5,160,100
Major Customers
We had two major customers who accounted for 12% and 10% of consolidated revenue during fiscal 2025. We had a different major customer who accounted for 10% of consolidated revenue during fiscal 2024. We had a major customer who accounted for 10% of consolidated revenue during fiscal 2023. These customers purchased primarily from our Datacenter & Communications segment.
Geographic information for long-lived assets by country, which include property, plant and equipment, net of related depreciation, and certain other long-term assets, were as follows ($000):

	Long-Lived Assets
June 30,	2025	2024
United States	$1,092,389	$1,226,359
Non-United States
China	402,960	349,195
Malaysia	196,543	87,783
Germany	189,281	209,593
Vietnam	65,565	20,707
Sweden	51,032	44,733
Switzerland	49,602	44,256
Philippines	25,406	11,217
United Kingdom	20,594	19,153
Korea	16,037	17,862
Australia	9,014	8,611
Taiwan	6,063	6,705
Other	23,044	23,166
Total Non-United States	1,055,141	842,981
	$2,147,530	$2,069,340